United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/08

Date of Reporting Period:  Six months ended 6/30/08

Item 1.                      Reports to Stockholders
Federated Corporate Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series
SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007	Period Ended 12/31/2006 [1]
Net Asset Value, Beginning of Period	$10.21	$10.33	$10.00
Income From Investment Operations:
Net investment income	0.29	0.62	0.33
Net realized and unrealized gain (loss) on investments	(0.35)	(0.10)	0.34
TOTAL FROM INVESTMENT OPERATIONS	(0.06)	0.52	0.67
Less Distributions:
Distributions from net investment income	(0.29)	(0.62)	(0.33)
Distributions from net realized gain on investments	—	(0.02)	(0.01)
TOTAL DISTRIBUTIONS	(0.29)	(0.64)	(0.34)
Net Asset Value, End of Period	$9.86	$10.21	$10.33
Total Return[2]	(0.63)%	5.22%	6.78%
Ratios to Average Net Assets:
Net expenses	0.00%[3]	0.00%	0.00%[3]
Net investment income	5.73%[3]	6.09%	6.07%[3]
Expense waiver/reimbursement[4]	2.41%[3]	4.89%	6.04%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,018	$7,797	$5,165
Portfolio turnover	82%	29%	20%
1Reflects operations for the period from June 20, 2006 (start of performance) to December 31, 2006.

2Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3Computed on an annualized basis.

4This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, including management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period[1]
Actual	$1,000	$ 993.70	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.86	$0.00
1Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At June 30, 2008, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	97.7%
Cash Equivalents[2]	1.2%
Other Assets and Liabilities—Net[3]	1.1%
TOTAL	100.0%
1See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.

2Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS—97.7%
		Basic Industry - Chemicals—2.1%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$14,276
30,000		Praxair, Inc., 4.625%, 3/30/2015	28,857
135,000		RPM International, Inc., 6.50%, 2/15/2018	135,515
100,000		Rohm & Haas Co., 6.00%, 9/15/2017	97,743
		TOTAL	276,391
		Basic Industry - Metals & Mining—4.2%
95,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	88,975
100,000	[1,2]	ArcelorMittal, 6.125%, 6/1/2018	97,730
75,000		Barrick Gold Corp., 4.875%, 11/15/2014	70,635
100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	85,876
50,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	50,372
50,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	50,229
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	97,824
		TOTAL	541,641
		Basic Industry - Paper—0.8%
100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	100,829
		Capital Goods - Aerospace & Defense—4.6%
125,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	120,066
175,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	171,063
115,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	111,020
125,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	127,448
75,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	72,760
		TOTAL	602,357
		Capital Goods - Building Materials—0.7%
100,000		Masco Corp., Note, 5.875%, 7/15/2012	95,666
		Capital Goods - Diversified Manufacturing—2.6%
30,000		Harsco Corp., 5.75%, 5/15/2018	30,046
70,000		Hubbell, Inc., 5.95%, 6/1/2018	71,526
50,000		Textron Financial Corp., 5.40%, 4/28/2013	49,610
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	108,815
75,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	76,388
		TOTAL	336,385
		Capital Goods - Environmental—1.6%
125,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	128,006
75,000		Waste Management, Inc., Company Guarantee, 7.375%, 5/15/2029	78,879
		TOTAL	206,885
		Communications - Media & Cable—2.2%
75,000		Comcast Corp., 7.05%, 3/15/2033	76,397
125,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	120,439
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	95,114
		TOTAL	291,950
		Communications - Media Noncable—2.0%
75,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	77,453
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	98,760
75,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	85,928
		TOTAL	262,141
		Communications - Telecom Wireless—1.7%
125,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	124,244
5,000		Vodafone Group PLC, 5.35%, 2/27/2012	5,063
95,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	91,762
		TOTAL	221,069
		Communications - Telecom Wirelines—3.6%
125,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	124,126
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	42,568
80,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	81,931
125,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	125,344
100,000		Verizon Communications, Inc., 6.10%, 4/15/2018	99,640
		TOTAL	473,609
		Consumer Cyclical - Automotive—1.9%
125,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	143,859
100,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	99,051
		TOTAL	242,910
		Consumer Cyclical - Entertainment—1.3%
100,000		International Speedway Corp., 4.20%, 4/15/2009	100,259
75,000		Time Warner, Inc., 5.50%, 11/15/2011	74,434
		TOTAL	174,693
		Consumer Cyclical - Lodging—0.8%
125,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	109,666
		Consumer Cyclical - Retailers—2.2%
40,000	[1,2]	Best Buy Co., Inc., 6.75%, 7/15/2013	40,350
175,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	172,257
75,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	67,131
		TOTAL	279,738
		Consumer Non-Cyclical Food/Beverage—2.9%
125,000		General Mills, Inc., Note, 5.70%, 2/15/2017	124,251
125,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	126,625
125,000	[1,2]	SABMiller PLC, Note, 6.50%, 7/1/2016	129,426
		TOTAL	380,302
		Consumer Non-Cyclical Health Care—1.9%
75,000		Anthem, Inc., 6.80%, 8/1/2012	77,707
100,000		Covidien International Finance SA, 6.55%, 10/15/2037	100,903
75,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	70,689
		TOTAL	249,299
		Consumer Non-Cyclical Products—1.3%
35,000		Philips Electronics NV, 5.75%, 3/11/2018	34,418
140,000		Whirlpool Corp., 5.50%, 3/1/2013	138,495
		TOTAL	172,913
		Consumer Non-Cyclical Supermarkets—2.4%
175,000		Kroger Co., 7.25%, 6/1/2009	179,703
100,000		Kroger Co., Bond, 6.90%, 4/15/2038	103,137
25,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	24,543
		TOTAL	307,383
		Consumer Non-Cyclical Tobacco—0.8%
100,000		Philip Morris International, Inc., 5.65%, 5/16/2018	97,721
		Energy - Independent—4.8%
125,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	125,429
125,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	121,135
125,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	136,644
92,864	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	89,846
25,000		XTO Energy, Inc., 6.375%, 6/15/2038	24,367
55,000		XTO Energy, Inc., 6.75%, 8/1/2037	55,423
70,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	71,029
		TOTAL	623,873
		Energy - Integrated—1.5%
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	110,213
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	84,587
		TOTAL	194,800
		Energy - Oil Field Services—1.5%
100,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	96,589
100,000		Weatherford International Ltd., 7.00%, 3/15/2038	103,051
		TOTAL	199,640
		Energy - Refining—0.9%
125,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	119,538
		Financial Institution - Banking—6.5%
30,000		Capital One Capital IV, 6.745%, 2/17/2037	22,511
75,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	75,215
125,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	121,690
75,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	80,377
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	81,266
75,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	83,566
125,000		Popular North America, Inc., 5.65%, 4/15/2009	122,606
75,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	66,219
75,000		Washington Mutual Bank, 5.125%, 1/15/2015	56,959
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	52,744
100,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	79,724
		TOTAL	842,877
		Financial Institution - Brokerage—6.9%
80,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	83,888
110,000		Blackrock, Inc., 6.25%, 9/15/2017	111,239
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	10,120
75,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	73,328
125,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	109,750
140,000		Invesco Ltd., Note, 4.50%, 12/15/2009	137,221
50,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	48,858
50,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	48,130
95,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	88,702
50,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	43,279
115,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	105,357
35,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	33,787
		TOTAL	893,659
		Financial Institution - Finance Noncaptive—1.1%
75,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.30%, 5/10/2017	48,611
100,000		International Lease Finance Corp., 6.625%, 11/15/2013	92,533
		TOTAL	141,144
		Financial Institution - Insurance - Health—1.0%
75,000		Aetna US Healthcare, 5.75%, 6/15/2011	76,945
50,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	48,832
		TOTAL	125,777
		Financial Institution - Insurance - Life—2.3%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	79,739
25,000		CIGNA Corp., 6.35%, 3/15/2018	25,344
100,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	99,178
100,000		Prudential Financial, Inc., 5.15%, 1/15/2013	97,564
		TOTAL	301,825
		Financial Institution - Insurance - P&C—5.0%
30,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	29,704
109,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	105,837
125,000		CNA Financial Corp., 6.50%, 8/15/2016	120,820
100,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	97,153
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	79,008
125,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	119,216
25,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	21,385
75,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	74,826
		TOTAL	647,949
		Financial Institution - REITs—3.9%
100,000		AMB Property LP, 6.30%, 6/1/2013	100,293
75,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	66,100
100,000		Liberty Property LP, 6.625%, 10/1/2017	95,606
130,000		Prologis, Sr. Note, 5.50%, 4/1/2012	125,959
50,000		Simon Property Group LP, 6.125%, 5/30/2018	48,158
75,000		Simon Property Group, Inc., 6.35%, 8/28/2012	76,795
		TOTAL	512,911
		Sovereign—1.7%
206,000		United Mexican States, Series MTNA, 6.75%, 9/27/2034	219,081
		Technology—3.4%
100,000		BMC Software, Inc., 7.25%, 6/1/2018	101,993
75,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	77,399
25,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	25,280
45,000		Harris Corp., 5.95%, 12/1/2017	45,103
100,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	98,044
100,000		KLA-Tencor Corp., 6.90%, 5/1/2018	98,408
		TOTAL	446,227
		Transportation - Airlines—0.5%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	66,303
		Transportation - Railroads—3.0%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	71,280
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	98,580
100,000	[1,2]	Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	100,226
125,000		Union Pacific Corp., 4.875%, 1/15/2015	118,606
		TOTAL	388,692
		Transportation - Services—2.0%
100,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	87,219
100,000		FedEx Corp., Note, 5.50%, 8/15/2009	101,455
75,000		Ryder System, Inc., 5.95%, 5/2/2011	75,800
		TOTAL	264,474
		Utility - Electric—8.3%
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	63,867
75,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	73,809
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	100,780
75,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	72,806
50,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	45,763
75,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	76,940
125,000		FirstEnergy Corp., 6.45%, 11/15/2011	128,401
100,000	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	98,581
75,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	78,706
15,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	14,845
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	44,277
125,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	133,296
100,000		Union Electric Co., 6.00%, 4/1/2018	98,278
50,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	50,010
		TOTAL	1,080,359
		Utility - Natural Gas Distributor—0.9%
125,000		Atmos Energy Corp., 4.95%, 10/15/2014	118,601
		Utility - Natural Gas Pipelines—0.9%
125,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	110,284
		TOTAL CORPORATE BONDS (IDENTIFIED COST $13,034,273)	12,721,562
		MUTUAL FUND—1.2%
153,801	[3,4]	Prime Value Obligations Fund, Institutional Shares, 2.63% (AT NET ASSET VALUE)	153,801
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $13,188,074)[5]	12,875,363
		OTHER ASSETS AND LIABILITIES – NET—1.1%[6]	142,509
		TOTAL NET ASSETS—100%	$13,017,872

1Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2008, these restricted securities amounted to $1,263,032, which represented 9.7% of total net assets.

2Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At June 30, 2008, these liquid restricted securities amounted to $1,263,032, which represented 9.7% of total net assets.

3Affiliated company.

47-Day net yield.

5Also represents cost for federal tax purposes.

6Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$153,801
Level 2 – Other Significant Observable Inputs	12,721,562
Level 3 – Significant Unobservable Inputs	—
TOTAL	$12,875,363
The following acronym is used throughout this portfolio:

REITs	—Real Estate Investment Trusts
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $153,801 of investments in an affiliated issuer (Note 5) (identified cost $13,188,074)		$12,875,363
Income receivable		196,769
Prepaid expenses		11,334
TOTAL ASSETS		13,083,466
Liabilities:
Income distribution payable	$63,940
Payable for Directors’/Trustees’ fees	1,654
TOTAL LIABILITIES		65,594
Net assets for 1,319,896 shares outstanding		$13,017,872
Net Assets Consist of:
Paid-in capital		$13,322,170
Net unrealized depreciation of investments		(312,711)
Accumulated net realized gain on investments		8,231
Undistributed net investment income		182
TOTAL NET ASSETS		$13,017,872
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$13,017,872 ÷ 1,319,896 shares outstanding, no par value, unlimited shares authorized		$9.86
See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Interest			$336,770
Dividends received from an affiliated issuer (Note 5)			9,910
TOTAL INCOME			346,680
Expenses:
Administrative personnel and services fee (Note 5)		$74,590
Custodian fees		2,143
Transfer and dividend disbursing agent fees and expenses		6,994
Directors’/Trustees’ fees		6,189
Auditing fees		11,039
Legal fees		7,828
Portfolio accounting fees		24,225
Share registration costs		8,400
Printing and postage		250
Insurance premiums		2,342
Miscellaneous		1,988
TOTAL EXPENSES		145,988
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(12,388)
Reimbursement of other operating expenses	(133,600)
TOTAL WAIVER AND REIMBURSEMENT		(145,988)
Net expenses			—
Net investment income			346,680
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			56
Net change in unrealized appreciation of investments			(417,067)
Net realized and unrealized loss on investments			(417,011)
Change in net assets resulting from operations			$(70,331)
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$346,680	$345,810
Net realized gain on investments	56	22,234
Net change in unrealized appreciation/depreciation of investments	(417,067)	(59,416)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(70,331)	308,628
Distributions to Shareholders:
Distributions from net investment income	(347,794)	(345,614)
Distributions from net realized gain on investments	—	(14,057)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(347,794)	(359,671)
Share Transactions:
Proceeds from sale of shares	14,169,032	2,689,572
Net asset value of shares issued to shareholders in payment of distributions declared	365	22,286
Cost of shares redeemed	(8,530,339)	(28,921)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,639,058	2,682,937
Change in net assets	5,220,933	2,631,894
Net Assets:
Beginning of period	7,796,939	5,165,045
End of period (including undistributed net investment income of $182 and $1,296, respectively)	$13,017,872	$7,796,939
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1.ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Corporate Bond Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.

2.SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3.SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

	Six Months Ended 6/30/2008	Year Ended 12/31/2007
Shares sold	1,396,028	264,444
Shares issued to shareholders in payment of distributions declared	36	2,184
Shares redeemed	(839,974)	(2,840)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	556,090	263,788

4.FEDERAL TAX INFORMATION

At June 30, 2008, the cost of investments for federal tax purposes was $13,188,074. The net unrealized depreciation of investments for federal tax purposes was $312,711. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $60,745 and net unrealized depreciation from investments for those securities having an excess of cost over value of $373,456.

5.INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides the Adviser will not charge a fee for its advisory services to the Fund, because all eligible investors are (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs, (2) in certain other separately managed accounts and discretionary investment accounts or (3) to the extent permitted under applicable law, other Federated funds. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended June 30, 2008, the Adviser reimbursed $133,600 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of The Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the net fee paid to FAS was 1.028% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $12,388 of its fee. For the six months ended June 30, 2008, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2008 were as follows:

Affiliate	Balance of Shares Held 12/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	237,667	14,687,374	14,771,240	153,801	$153,801	$9,910

6.INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2008, were as follows:

Purchases	$8,002,180
Sales	$1,311,768

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

9.LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10.RECENT ACCOUNTING PRONOUNCEMENTS
In March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract

FEDERATED CORPORATE BOND STRATEGY PORTFOLIO (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds.  In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below.  The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades.  The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services.  The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel.  Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation.  Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred.  Between regularly scheduled meetings, the Board has received information on particular matters as the need arose.  Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance, and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates.  The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.  The Board’s evaluation process is evolutionary.  The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund’s Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds.  Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator).  The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.  In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies.  In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative.  In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant.  With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 are available, without charge and upon request, by calling 1-800-341-7400.  These materials are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31421P100

35282 (8/08)

Federated Mortgage Strategy Portfolio

A Portfolio of Federated Managed Pool Series
SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2008

FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

PORTFOLIO OF INVESTMENTS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2008	Period Ended 12/31/2007 [1]
Net Asset Value, Beginning of Period	$10.05	$10.00
Income From Investment Operations:
Net investment income	0.27	0.02
Net realized and unrealized gain (loss) on investments	(0.10)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.07
Less Distributions:
Distributions from net investment income	(0.28)	(0.02)
Net Asset Value, End of Period	$9.94	$10.05
Total Return[2]	1.66%	0.68%

Ratios to Average Net Assets:
Expenses	0.00%[3]	0.00%[3]
Net investment income	5.60%[3]	4.32%[3]
Expense waiver/reimbursement[4]	3.13%[3]	394.30%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,222	$580
Portfolio turnover	15%	0%

1Reflects operations for the period from December 20, 2007 (date of initial public investment) to December 31, 2007.

2Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3Computed on an annualized basis.

4This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period[1]
Actual	$1,000	$1,016.60	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.86	$0.00

1Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At June 30, 2008, the Fund’s portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets[2]
U.S. Government Agency Mortgage-Backed Securities	86.3%
Non-Agency Mortgage-Backed Securities	7.9%
U.S. Government Agency Adjustable Rate Mortgage Securities	9.9%
Cash Equivalents[3]	9.6%
Repurchase Agreements—Collateral[4]	0.9%
Other Assets and Liabilities—Net[5]	(14.6)%
TOTAL	100.0%

1See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4Includes repurchase agreements purchased with proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.

5Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008 (unaudited)

Shares			Value
		MUTUAL FUNDS—99.9%[1]
1,241,924		Federated Mortgage Core Portfolio	$12,195,696
16,664	[2]	Government Obligations Fund, Institutional Shares, 2.20%	16,664
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $12,352,575)[3]	12,212,360
		OTHER ASSETS AND LIABILITIES – NET—0.1%[4]	9,299
		TOTAL NET ASSETS—100%	$12,221,659

1Affiliated companies.

27-Day net yield.

3Also represents cost for federal tax purposes.

4Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$12,212,360
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
TOTAL	$12,212,360

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Total investments in affiliated issuers, at value (Note 5) (identified cost $12,352,575)		$12,212,360
Receivable for investments sold		55,000
Prepaid expenses		1,491
TOTAL ASSETS		12,268,851
Liabilities:
Income distribution payable	$47,192
TOTAL LIABILITIES		47,192
Net assets for 1,229,688 shares outstanding		$12,221,659
Net Assets Consist of:
Paid-in capital		$12,373,101
Net unrealized depreciation of investments		(140,215)
Accumulated net realized loss on investments		(11,235)
Undistributed net investment income		8
TOTAL NET ASSETS		$12,221,659
Net Asset Value, Offering Price and Redemption Proceeds Per Share
($12,221,659 ÷ 1,229,688 shares outstanding), no par value, unlimited shares authorized		$9.94

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$216,480
Interest			84
TOTAL INCOME			216,564
Expenses:
Administrative personnel and services fee (Note 5)		$74,590
Custodian fees		1,173
Transfer and dividend disbursing agent fees and expenses		5,784
Auditing fees		6,762
Legal fees		7,486
Portfolio accounting fees		14,963
Share registration costs		7,708
Printing and postage		231
Insurance premiums		2,114
Miscellaneous		44
TOTAL EXPENSES		120,855
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(12,394)
Reimbursement of other operating expenses	(108,461)
TOTAL WAIVER AND REIMBURSEMENT		(120,855)
Net expenses			—
Net investment income			216,564
Realized and Unrealized Loss on Investments:
Net realized loss on sales of investments in affiliated issuers (Note 5)			(11,235)
Net change in unrealized appreciation of investments			(143,104)
Net realized and unrealized loss on investments			(154,339)
Change in net assets resulting from operations			$62,225

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Period Ended 12/31/2007	[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$216,564	$557
Net realized loss on investments	(11,235)	—
Net change in unrealized appreciation/depreciation of investments	(143,104)	2,889
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,225	3,446
Distributions to Shareholders:
Distributions from net investment income	(216,739)	(374)
Share Transactions:
Proceeds from sale of shares	13,442,864	576,271
Net asset value of shares issued to shareholders in payment of distributions declared	133	369
Cost of shares redeemed	(1,646,536)	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,796,461	576,640
Change in net assets	11,641,947	579,712
Net Assets:
Beginning of period	579,712	—
End of period (including undistributed net investment income of $8 and $183, respectively)	$12,221,659	$579,712

1Reflects operations for the period from December 20, 2007 (date of initial public investment) to December 31, 2007.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in the Federated Mortgage Core Portfolio (Mortgage Core), a portfolio of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund’s Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of Mortgage Core. The financial statements of Mortgage Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 99.8% of its net assets at June 30, 2008. The financial statements of Mortgage Core should be read in conjunction with the Fund’s financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2008	Period Ended 12/31/2007[1]
	Shares	Shares
Shares sold	1,335,763	57,640
Shares issued to shareholders in payment of distributions declared	13	37
Shares redeemed	(163,765)	—
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,172,011	57,677

1Reflects operations for the period from December 20, 2007, (date of initial public investment) to December 31, 2007.

4. FEDERAL TAX INFORMATION

At June 30, 2008, the cost of investments for federal tax purposes was $12,352,575. The net unrealized depreciation of investments for federal tax purposes was $140,215. This consists of unrealized depreciation from an investment for a security having an excess of cost over value of $140,215.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended June 30, 2008, the Adviser reimbursed $108,461 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, the net fee paid to FAS was 1.609% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $12,394 of its fee. For the six months ended June 30, 2008, the Adviser reimbursed the Fund for any fee paid to FAS.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated companies during the six months ended June 30, 2008 were as follows:

Affiliates	Balance of Shares Held 12/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2008	Value	Dividend Income
Federated Mortgage Core Portfolio	51,850	1,305,331	115,257	1,241,924	$12,195,696	$216,133
Government Obligations Fund, Institutional Shares	—	2,118,368	2,101,704	16,664	$16,664	$347
TOTAL OF AFFILIATED TRANSACTIONS	51,850	3,423,699	2,216,961	1,258,588	$12,212,360	$216,480

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2008, were as follows:

Purchases	$12,934,997
Sales	$1,147,000

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS
In March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Financial Highlights - Federated Mortgage Core Portfolio

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.93	$9.88	$9.91	$10.18	$10.19	$10.32
Income From Investment Operations:
Net investment income	0.26	0.57	0.56	0.50	0.50	0.48
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)	0.05	(0.03)	(0.25)	(0.01)	(0.13)
TOTAL FROM INVESTMENT OPERATIONS	0.16	0.62	0.53	0.25	0.49	0.35
Less Distributions:
Distributions from net investment income	(0.27)	(0.57)	(0.56)	(0.52)	(0.50)	(0.48)
Distributions from net realized gain on investments	—	—	—	—	—	(0.00)[1]
TOTAL DISTRIBUTIONS	(0.27)	(0.57)	(0.56)	(0.52)	(0.50)	(0.48)
Net Asset Value, End of Period	$9.82	$9.93	$9.88	$9.91	$10.18	$10.19
Total Return[2]	1.65%	6.48%	5.49%	2.48%	4.95%	3.52%

Ratios to Average Net Assets:
Net expenses	0.00%[3]	0.02%	0.03%	0.03%	0.03%	0.03%
Net investment income	5.29%[3]	5.66%	5.55%	4.96%	4.93%	4.67%
Expense waiver/reimbursement[4]	0.10%[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,081,470	$1,879,760	$1,230,612	$949,405	$790,927	$767,012
Portfolio turnover[5]	18%	55%	109%	111%	47%	90%

1Represents less than $0.01.

2Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3Computed on an annualized basis.

4This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, including management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period[1]
Actual	$1,000	$1,016.50	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.86	$0.00

1Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At June 30, 2008, the Fund’s portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	86.5%
U.S. Government Agency Adjustable Rate Mortgage Securities	9.9%
Non-Agency Mortgage-Backed Securities	7.9%
Cash Equivalents[2]	9.6%
Repurchase Agreements—Collateral[3]	0.9%
Other Assets and Liabilities—Net[4]	(14.8)%
TOTAL	100.0%

1See the Fund’s Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.

2Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3Includes repurchase agreements purchased with cash collateral received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.

4Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008 (unaudited)

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—9.9%
		Federal Home Loan Mortgage Corporation—3.1%
$19,266,976		ARM, 4.468%, 4/1/2038	$18,998,375
6,958,535		ARM, 4.646%, 5/1/2038	6,912,595
7,595,056		ARM, 5.745%, 1/1/2037	7,749,434
17,891,625		ARM, 5.783%, 5/1/2037	18,268,333
12,503,203		ARM, 5.885%, 2/1/2037	12,706,818
		TOTAL	64,635,555
		Federal National Mortgage Association—6.8%
9,449,104		ARM, 3.850%, 7/1/2034	9,487,406
10,343,603		ARM, 4.660%, 8/1/2035	10,326,681
8,925,534		ARM, 4.670%, 8/1/2034	8,888,654
18,207,291		ARM, 4.790%, 6/1/2038	17,991,207
7,709,622		ARM, 4.870%, 6/1/2038	7,647,475
1,497,625		ARM, 5.260%, 1/1/2037	1,528,760
21,243,644		ARM, 5.540%, 8/1/2036 - 2/1/2047	21,650,631
5,217,324		ARM, 5.600%, 2/1/2037	5,324,457
14,645,132		ARM, 5.620%, 4/1/2036	14,896,852
14,300,257		ARM, 5.710%, 2/1/2037	14,620,097
10,086,544		ARM, 5.740%, 3/1/2036	10,314,752
8,480,580		ARM, 5.900%, 10/1/2036	8,685,030
10,264,370		ARM, 5.980%, 7/1/2036	10,497,330
		TOTAL	141,859,332
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $205,725,512)	206,494,887
		COLLATERALIZED MORTGAGE OBLIGATIONS—17.3%
		Federal Home Loan Mortgage Corporation—5.2%
20,469,898		REMIC 3144 FB, 2.821%, 4/15/2036	20,019,274
16,056,144		REMIC 3160 FD, 2.801%, 5/15/2036	15,636,531
11,207,810		REMIC 3175 FE, 2.781%, 6/15/2036	10,907,796
29,002,905		REMIC 3179 FP, 2.851%, 7/15/2036	28,575,167
4,587,827		REMIC 3206 FE, 2.871%, 8/15/2036	4,473,969
17,807,497		REMIC 3260 PF, 2.771%, 1/15/2037	17,241,369
12,461,057		REMIC 3296 YF, 2.871%, 3/15/2037	11,846,323
		TOTAL	108,700,429
		Federal National Mortgage Association—4.2%
2,990,443		REMIC 2005-63 FC, 2.733%, 10/25/2031	2,895,604
15,569,365		REMIC 2006-104 FY, 2.823%, 11/25/2036	15,173,613
20,122,925		REMIC 2006-115 EF, 2.843%, 12/25/2036	19,553,140
4,323,910		REMIC 2006-43 FL, 2.883%, 6/25/2036	4,230,792
10,979,516		REMIC 2006-58 FP, 2.783%, 7/25/2036	10,710,372
18,933,015		REMIC 2006-81 FB, 2.833%, 9/25/2036	18,501,044
16,589,752		REMIC 2006-85 PF, 2.863%, 9/25/2036	16,215,697
		TOTAL	87,280,262
		Non-Agency Mortgage—7.9%
14,037,317		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	13,200,123
14,510,645		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	12,589,703
14,960,106		Citicorp Mortgage Securities, Inc. 2007-4, Class 2A1, 5.500%, 5/25/2022	14,411,854
7,305,659		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	6,782,730
15,209,925		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	14,363,108
14,228,673		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	13,623,679
13,833,315		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 11/25/2037	13,266,374
9,289,212		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	9,041,677
13,937,823		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	13,366,600
13,861,202		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 8/25/2037	13,015,894
16,005,897		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	15,051,296
6,936,664		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.236%, 8/25/2035	6,678,264
14,750,430		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	13,399,606
6,474,361		Wells Fargo Mortgage Backed Securities Trust 2003-18, Class A2, 5.250%, 12/25/2033	5,765,547
		TOTAL	164,556,455
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $373,773,402)	360,537,146
		MORTGAGE-BACKED SECURITIES—77.1%
		Federal Home Loan Mortgage Corporation—41.2%
48,193,775		4.500%, 6/1/2019 - 9/1/2021	47,112,865
192,864,281		5.000%, 7/1/2019 - 6/1/2036	186,827,259
236,589,006	[1]	5.500%, 3/1/2021 - 7/1/2038	234,645,056
299,958,870	[1]	6.000%, 5/1/2014 - 8/1/2038	303,451,729
75,718,900		6.500%, 7/1/2014 - 8/1/2038	77,826,342
5,756,017		7.000%, 12/1/2011 - 9/1/2037	6,057,518
874,060		7.500%, 12/1/2022 - 7/1/2031	933,139
732,751		8.000%, 11/1/2009 - 3/1/2031	782,160
18,150		8.500%, 9/1/2025	19,623
40,185		9.000%, 5/1/2017	43,324
1,797		9.500%, 4/1/2021	2,003
		TOTAL	857,701,018
		Federal National Mortgage Association—34.9%
9,226,341		4.500%, 12/1/2019	9,074,408
65,113,091		5.000%, 7/1/2034 - 2/1/2036	62,695,537
268,700,000		5.500%, 2/1/2009 - 8/1/2037	265,870,278
278,037,311	[1]	6.000%, 12/1/2013 - 7/1/2038	280,852,059
78,037,804		6.500%, 2/1/2009 - 7/1/2038	80,407,256
24,285,197		7.000%, 7/1/2010 - 6/1/2037	25,533,302
1,143,001		7.500%, 6/1/2011 - 6/1/2033	1,210,317
397,573		8.000%, 7/1/2023 - 3/1/2031	423,995
18,085		9.000%, 11/1/2021 - 6/1/2025	19,662
		TOTAL	726,086,814
		Government National Mortgage Association—1.0%
14,048,159		6.000%, 10/15/2028 - 6/15/2037	14,299,868
1,838,511		6.500%, 10/15/2028 - 2/15/2032	1,917,205
1,568,782		7.000%, 11/15/2027 - 2/15/2032	1,659,420
585,688		7.500%, 4/15/2029 - 1/15/2031	624,269
852,963		8.000%, 2/15/2010 - 11/15/2030	919,959
132,386		8.500%, 3/15/2022 - 11/15/2030	144,995
2,120		9.500%, 10/15/2020	2,382
246,025		12.000%, 4/15/2015 - 6/15/2015	282,542
		TOTAL	19,850,640
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,583,506,378)	1,603,638,472
		MUTUAL FUND—9.6%
199,762,080	[2,3]	Government Obligations Fund, Institutional Shares, 2.20% (AT NET ASSET VALUE)	199,762,080
		REPURCHASE AGREEMENT—0.9%
$18,807,000	[4]	Interest in $75,278,000 joint repurchase agreement 2.25%, dated 6/12/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $75,428,556 on 7/14/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2038 and the market value of those underlying securities was $77,624,156 (segregated pending settlement of dollar-roll transactions). (AT COST)	18,807,000
		TOTAL INVESTMENTS—114.8% (IDENTIFIED COST $2,381,574,372)[5]	2,389,239,585
		OTHER ASSETS AND LIABILITIES – NET—(14.8)%[6]	(307,769,695)
		TOTAL NET ASSETS—100%	$2,081,469,890
1All or a portion of these securities may be subject to dollar-roll transactions.

2Affiliated company.

37-Day net yield.

4Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

5The cost of investments for federal tax purposes amounts to $2,380,385,407.

6Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2008.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$199,762,080
Level 2 – Other Significant Observable Inputs	2,189,477,505
Level 3 – Significant Unobservable Inputs	—
TOTAL	$2,389,239,585
The following acronyms are used throughout this portfolio:

ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $199,762,080 of investments in an affiliated issuer (Note 5) (identified cost $2,381,574,372)		$2,389,239,585
Income receivable		9,232,021
Receivable for investments sold		208,107,380
Receivable from Adviser		177,039
TOTAL ASSETS		2,606,756,025
Liabilities:
Payable for investments purchased	$523,844,569
Payable for shares redeemed	1,015,000
Income distribution payable	363,424
Accrued expenses	63,142
TOTAL LIABILITIES		525,286,135
Net assets for 212,043,482 shares outstanding		$2,081,469,890
Net Assets Consist of:
Paid-in capital		$2,107,558,215
Net unrealized appreciation of investments		7,665,213
Accumulated net realized loss on investments and futures contracts		(31,333,043)
Distributions in excess of net investment income		(2,420,495)
TOTAL NET ASSETS		$2,081,469,890
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,081,469,890 ÷ 212,043,482 shares outstanding, no par value, unlimited shares authorized		$9.82
See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Interest			$49,614,331
Dividends received from an affiliated issuer (Note 5)			1,284,060
TOTAL INCOME			50,898,391
Expenses:
Administrative personnel and services fee (Note 5)		$751,824
Custodian fees		40,615
Transfer and dividend disbursing agent fees and expenses		9,154
Directors’/Trustees’ fees		10,279
Auditing fees		11,934
Legal fees		8,478
Portfolio accounting fees		88,205
Insurance premiums		5,052
Miscellaneous		3,322
TOTAL EXPENSES		928,863
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(751,824)
Reimbursement of other operating expenses	(177,039)
TOTAL WAIVER AND REIMBURSEMENT		(928,863)
Net expenses			—
Net investment income			50,898,391
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			2,315,534
Net realized gain on futures contracts			2,611,078
Net change in unrealized appreciation of investments			(25,377,772)
Net realized and unrealized loss on investments and futures contracts			(20,451,160)
Change in net assets resulting from operations			$30,447,231
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$50,898,391	$87,288,058
Net realized gain (loss) on investments and futures contracts	4,926,612	(6,373,518)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(25,377,772)	19,397,993
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	30,447,231	100,312,533
Distributions to Shareholders:
Distributions from net investment income	(53,424,477)	(89,466,830)
Share Transactions:
Proceeds from sale of shares	328,460,031	726,641,657
Net asset value of shares issued to shareholders in payment of distributions declared	51,254,272	82,501,277
Cost of shares redeemed	(155,027,000)	(170,840,790)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	224,687,303	638,302,144
Change in net assets	201,710,057	649,147,847
Net Assets:
Beginning of period	1,879,759,833	1,230,611,986
End of period (including undistributed (distributions in excess of) net investment income of $(2,420,495) and $105,591, respectively)	$2,081,469,890	$1,879,759,833
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide total return. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage-backed securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2008, the Fund had a net realized gain on futures contracts of $2,611,078.

At June 30, 2008, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risk and credit risks.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2008	Year Ended 12/31/2007
Shares sold	33,153,729	73,800,201
Shares issued to shareholders in payment of distributions declared	5,145,012	8,388,050
Shares redeemed	(15,525,017)	(17,411,893)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	22,773,724	64,776,358

4. FEDERAL TAX INFORMATION

At June 30, 2008, the cost of investments for federal tax purposes was $2,380,385,407. The net unrealized appreciation of investments for federal tax purposes was $8,854,178. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,635,686 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,781,508.

At December 31, 2007, the Fund had a capital loss carryforward of $37,970,435 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$6,069,029
2013	$6,890,426
2014	$18,701,202
2015	$6,309,778

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time. For the six months ended June 30, 2008, the Adviser voluntarily reimbursed $177,039 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, FAS waived its entire fee of $751,824.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2008 were as follows:

Affiliate	Balance of Shares Held 12/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2008	Value	Dividend Income
Government Obligations Fund, Institutional Shares	—	508,158,337	308,396,257	199,762,080	$199,762,080	$1,284,060

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2008, were as follows:

Purchases	$6,593,255
Sales	$9,851,395

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS
In March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract

FEDERATED MORTGAGE STRATEGY PORTFOLIO (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds.  In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below.  The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades.  The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services.  The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel.  Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation.  Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred.  Between regularly scheduled meetings, the Board has received information on particular matters as the need arose.  Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance, and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates.  The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.  The Board’s evaluation process is evolutionary.  The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund’s Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds.  Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator).  The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.  In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies.  In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative.  In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant.  With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 are available, without charge and upon request, by calling 1-800-341-7400.  These materials are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.).

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31421P407

38886 (8/08)

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Managed Pool Series

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	August 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	August 21, 2008